CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 15, 2011	May 10, 2011	Mar. 31, 2011	Jan. 31, 2011	Oct. 14, 2010
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT [Abstract]
Equity issuance, price per share		$ 0.033				$ 0.00033
Equity issuance, units, price per share	$ 0.20		$ 0.033	$ 0.033	$ 0.033	$ 0.033